REDEEMABLE PREFERRED SHARES - Movement of redeemable preferred shares (Details) ¥ in Thousands, $ / shares in Thousands, $ in Thousands		6 Months Ended
	Mar. 27, 2019 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥)
Movement of the redeemable preferred shares
Balance at beginning of period		¥ 1,061,981
Balance at end of period		1,064,137
Redeemable preferred shares
Movement of the redeemable preferred shares
Balance at beginning of period		1,061,981
Accrual of redeemable preferred shares dividends		26,667
Settlement of redeemable preferred shares dividends		(40,068)
Foreign exchange impact		15,557
Balance at end of period		¥ 1,064,137
Redeemable preferred shares | PA Goldilocks Limited
Movement of the redeemable preferred shares
Issuance of ordinary shares (in shares) | shares	150,000
Share Price | $ / shares	$ 1
Issuance of redeemable preferred shares | $	$ 150,000